Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 29, 2017
Registrant Name	EIP INVESTMENT TRUST
Central Index Key	0001350049
Amendment Flag	false
Document Creation Date	Dec. 29, 2017
Document Effective Date	Dec. 29, 2017
Prospectus Date	Apr. 29, 2017
EIP Growth and Income Fund | Class I
Prospectus:
Trading Symbol	EIPIX
EIP Growth and Income Fund | Investor Class
Prospectus:
Trading Symbol	EIPFX